UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-2280

Name of Registrant: Putnam Convertible Income-Growth Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:
Beth S. Mazor, Vice President
Putnam Convertible Income-Growth Trust
One Post Office Square
Boston, Massachusetts 02109

Copy to:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant's telephone number including area code:
(617) 292-1000

Date of fiscal year end:
10/31

Date of Reporting Period:
07/01/2005 - 06/30/2006

Item 1. Proxy Voting Record

==================== PUTNAM CONVERTIBLE INCOME-GROWTH TRUST ====================

HUNTSMAN CORP

Ticker:	HUN	Security ID:	447011206
Meeting Date: MAY 4, 2006		Meeting Type: Annual
Record Date: MAR 16, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Peter R. Huntsman		For	Withhold	Management
1.2	Elect Director Wayne A. Reaud		For	Withhold	Management
1.3	Elect Director Alvin V. Shoemaker		For	Withhold	Management
2	Ratify Auditors		For	For	Management

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MASCO CORP.

Ticker:	MAS	Security ID:	574599106
Meeting Date: MAY 9, 2006		Meeting Type: Annual
Record Date: MAR 15, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Thomas G. Denomme		For	For	Management
1.2	Elect Director Richard A. Manoogian		For	For	Management
1.3	Elect Director Mary Ann Van Lokeren		For	For	Management
2	Ratify Auditors		For	For	Management

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U.S. BANCORP

Ticker:	USB	Security ID:	902973304
Meeting Date: APR 18, 2006		Meeting Type: Annual
Record Date: FEB 27, 2006

#	Proposal		Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Peter H. Coors		For	For	Management
1.2	Elect Director Jerry A. Grundhofer		For	For	Management
1.3	Elect Director Patrick T. Stokes		For	For	Management
2	Ratify Auditors		For	For	Management
3	Approve Executive Incentive Bonus Plan		For	Against	Management
4	Declassify the Board of Directors		Against	For	Shareholder
5	Approve Report of the Compensation		Against	For	Shareholder
Committee

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'None' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PUTNAM CONVERTIBLE INCOME-GROWTH TRUST __________________________________________________________________________ (Registrant)

By /s/ Charles E. Porter, Executive Vice President, Associate Treasurer and Principal Executive Officer _______________________________________________________________________ (Signature & Title)

Date: August 11, 2006